File No. 333-01741
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 14
                                      AND
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                    OF 1940
                                AMENDMENT NO. 2

                 CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE
                                   ACCOUNT 02
                           (Exact Name of Registrant)

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

               900 Cottage Grove Road, Hartford, Connecticut 06152
              (Address of Depositor's Principal Executive Offices)
               Depositor's Telephone Number, including Area Code
                                 (860) 534-4100

         Mark A. Parsons, Esquire                          Copy To:
Connecticut General Life Insurance Company        George N. Gingold, Esquire
          900 Cottage Grove Road                          P.O. Box 155
        Hartford, Connecticut 06152             West Hyannisport, MA 02672-0155
  (Name and Address of Agent for Service)

            Approximate date of proposed public offering: Continuous

   Indefinite Number of Units of Interest in Variable Life Insurance Contracts
                (Title and Amount of Securities Being Registered)


It is proposed that this filing will become effective:
________ immediately upon filing pursuant to paragraph (b) of Rule 485
___X____ on May 1, 2003, pursuant to paragraph (b) of Rule 485
________ 60 days after filing pursuant to paragraph (a) of Rule 485
________ on _______, pursuant to paragraph (a) of Rule 485

This filing is being made solely to delay the effective date, until May 1, 2003, of Post-effective amendment No. 13 to this registration statement.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 14 to its Registration Statement on Form N-6 (File No. 333-01741) to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut on the 3rd day of April, 2003.

Registrant certifies that this Post-Effective Amendment No. 14 meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

     CG Corporate Insurance Variable Life Separate Account 02 (Registrant)


                  By /s/ Douglas G. Russell
                     ----------------------------
                     Douglas G. Russell
                     Senior Vice President
                     Connecticut General Life Insurance Company


     Connecticut General Life Insurance Company (Depositor)


                  By /s/ Douglas G. Russell
                     ----------------------------
                    Douglas G. Russell
                    Senior Vice President

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to this Registration Statement (File No. 333-01741) has been signed below on April 3, 2003 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

            Signature                                  Title
            ---------                                  -----
                               *              President and Director
--------------------------------              (Principal Executive Officer)
Patrick E. Welch

                               *              Assistant Vice President
--------------------------------              (Principal Financial Officer)
James Yablecki

                               *              Vice President
--------------------------------              (Principal Accounting Officer)
Michael J. Stephan

                               *              Senior Vice President and Director
--------------------------------              (Chief Financial Officer)
David M. Cordani

                               *              Director
--------------------------------
Harold W. Albert

                               *              Director
--------------------------------
John Cannon III

                               *              Director
--------------------------------
Carol M. Olson

                               *              Director
--------------------------------
Scott A. Storrer

                               *              Director
--------------------------------
Richard H. Forde

                               *              Director
--------------------------------
Mary E. O'Brien

                               *              Director
--------------------------------
W. Allen Schaffer, M.D.
                               *              Director
--------------------------------
Jean H. Walker

                               *              Director
--------------------------------
David Marks

*By /s/ Douglas G. Russell
---------------------------------
        Douglas G. Russell                    Senior Vice President
         Attorney-in-Fact
 (A Majority of the Directors)